Financial Risk Management - Impact of a 100 Basis Point Adjustment in the Borrowing Rate and the Impact on Finance Costs (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in interest rate	1.00%
Floating interest rate | Credit Facility And Term Loan II
Disclosure of nature and extent of risks arising from financial instruments [line items]
+100 Basis Points	$ 3,683	$ 1,590
-100 Basis Points	$ (3,683)	$ (1,590)